Intangible Assets (Details) - Schedule of Amortization Charged - Other Intangible Assets [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Intangible Assets (Details) - Schedule of Amortization Charged [Line Items]
Selling and marketing expenses	$ 944,343	$ 2,223,997
Cost of revenue (note 6)	1,599,786	1,242,329
General and administrative expenses (note 8)	32,793	3,437
Total	$ 2,576,922	$ 3,469,763